PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 99.8%
Common Stocks
Aerospace & Defense 2.7%
Arconic, Inc.	158,200	$ 4,867,814
General Dynamics Corp.	22,500	3,967,875
		8,835,689
Banks 3.1%
Bancorp, Inc. (The)*	12,000	155,640
Bank of America Corp.	70,900	2,497,098
Citigroup, Inc.(u)	76,900	6,143,541
Midland States Bancorp, Inc.	12,400	359,104
OFG Bancorp (Puerto Rico)	21,400	505,254
Popular, Inc. (Puerto Rico)	6,300	370,125
QCR Holdings, Inc.	3,300	144,738
		10,175,500
Beverages 1.4%
Keurig Dr. Pepper, Inc.	160,600	4,649,370
Biotechnology 6.3%
Alexion Pharmaceuticals, Inc.*	44,600	4,823,490
Biogen, Inc.*	17,600	5,222,448
Gilead Sciences, Inc.	15,200	987,696
Incyte Corp.*	54,200	4,732,744
Regeneron Pharmaceuticals, Inc.*	500	187,740
Vertex Pharmaceuticals, Inc.*	20,700	4,532,265
		20,486,383
Building Products 0.6%
American Woodmark Corp.*	11,700	1,222,767
Universal Forest Products, Inc.	14,500	691,650
		1,914,417
Capital Markets 0.8%
Affiliated Managers Group, Inc.	15,100	1,279,574
Brightsphere Investment Group, Inc.	33,200	339,304
Donnelley Financial Solutions, Inc.*	23,100	241,857
Goldman Sachs Group, Inc. (The)	3,200	735,776
		2,596,511

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals 2.3%
CF Industries Holdings, Inc.	28,900	$ 1,379,686
Huntsman Corp.	165,300	3,993,648
Koppers Holdings, Inc.*	30,000	1,146,600
Sherwin-Williams Co. (The)	900	525,186
Westlake Chemical Corp.	4,100	287,615
		7,332,735
Commercial Services & Supplies 1.0%
Knoll, Inc.	44,200	1,116,492
Steelcase, Inc. (Class A Stock)	105,700	2,162,622
		3,279,114
Communications Equipment 0.0%
Extreme Networks, Inc.*	1,800	13,266
Construction & Engineering 0.9%
EMCOR Group, Inc.	32,700	2,822,010
Construction Materials 1.0%
Martin Marietta Materials, Inc.	11,300	3,159,932
Vulcan Materials Co.	300	43,197
		3,203,129
Consumer Finance 0.0%
Capital One Financial Corp.	300	30,873
OneMain Holdings, Inc.	200	8,430
		39,303
Distributors 1.0%
LKQ Corp.*	94,900	3,387,930
Diversified Consumer Services 0.2%
Carriage Services, Inc.	21,800	558,080
Diversified Financial Services 1.2%
Cannae Holdings, Inc.*	20,000	743,800
FGL Holdings	45,300	482,445
Jefferies Financial Group, Inc.	128,700	2,750,319
		3,976,564

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services 2.8%
AT&T, Inc.	127,700	$ 4,990,517
Verizon Communications, Inc.	65,100	3,997,140
		8,987,657
Electrical Equipment 1.0%
Atkore International Group, Inc.*	76,200	3,083,052
Electronic Equipment, Instruments & Components 4.0%
CDW Corp.	35,900	5,127,956
Itron, Inc.*	43,800	3,677,010
PC Connection, Inc.	7,100	352,586
SYNNEX Corp.	29,300	3,773,840
		12,931,392
Energy Equipment & Services 0.0%
Matrix Service Co.*	6,100	139,568
Entertainment 0.5%
Lions Gate Entertainment Corp. (Class B Stock)*	86,000	853,980
Take-Two Interactive Software, Inc.*	5,500	673,365
		1,527,345
Equity Real Estate Investment Trusts (REITs) 2.0%
Columbia Property Trust, Inc.	101,300	2,118,183
Franklin Street Properties Corp.	39,800	340,688
GEO Group, Inc. (The)	2,400	39,864
Paramount Group, Inc.	14,000	194,880
Ryman Hospitality Properties, Inc.	44,400	3,847,704
		6,541,319
Food Products 3.3%
Bunge Ltd.	66,500	3,827,075
Pilgrim’s Pride Corp.*	103,500	3,386,002
Tyson Foods, Inc. (Class A Stock)	38,300	3,486,832
		10,699,909
Gas Utilities 1.1%
UGI Corp.	76,200	3,441,192

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 5.3%
AngioDynamics, Inc.*	46,300	$ 741,263
DENTSPLY SIRONA, Inc.	56,800	3,214,312
Edwards Lifesciences Corp.*	16,800	3,919,272
Hologic, Inc.*	33,100	1,728,151
Integer Holdings Corp.*	20,000	1,608,600
Medtronic PLC	7,900	896,255
Natus Medical, Inc.*	4,400	145,156
STERIS PLC	24,400	3,719,048
Zimmer Biomet Holdings, Inc.	9,100	1,362,088
		17,334,145
Health Care Providers & Services 3.5%
AmerisourceBergen Corp.	11,200	952,224
Anthem, Inc.	12,600	3,805,578
Cigna Corp.	16,600	3,394,534
CVS Health Corp.	34,000	2,525,860
HCA Healthcare, Inc.	4,400	650,364
		11,328,560
Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.*	139,100	1,365,266
Simulations Plus, Inc.	6,300	183,141
		1,548,407
Hotels, Restaurants & Leisure 1.0%
Extended Stay America, Inc., UTS	29,400	436,884
Starbucks Corp.	30,200	2,655,184
		3,092,068
Household Durables 1.5%
Cavco Industries, Inc.*	5,800	1,133,204
M/I Homes, Inc.*	56,300	2,215,405
Meritage Homes Corp.*	26,400	1,613,304
		4,961,913
Independent Power & Renewable Electricity Producers 2.5%
NRG Energy, Inc.	121,600	4,833,600
Vistra Energy Corp.	138,200	3,177,218
		8,010,818

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Industrial Conglomerates 1.7%
General Electric Co.(u)	480,400	$ 5,361,264
Insurance 2.7%
American Equity Investment Life Holding Co.	54,800	1,640,164
American International Group, Inc.	69,200	3,552,036
MetLife, Inc.	70,000	3,567,900
		8,760,100
Interactive Media & Services 3.0%
Alphabet, Inc. (Class A Stock)*	600	803,634
Alphabet, Inc. (Class C Stock)*	362	484,001
Cars.com, Inc.*	14,400	175,968
Facebook, Inc. (Class A Stock)*(u)	38,400	7,881,600
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	73,900	543,165
		9,888,368
Internet & Direct Marketing Retail 0.9%
1-800-Flowers.com, Inc. (Class A Stock)*	200	2,900
Amazon.com, Inc.*	500	923,920
Qurate Retail, Inc. Series A*	229,600	1,935,528
		2,862,348
IT Services 4.2%
CACI International, Inc. (Class A Stock)*	2,700	674,973
Cognizant Technology Solutions Corp. (Class A Stock)	3,500	217,070
EPAM Systems, Inc.*	1,800	381,888
FleetCor Technologies, Inc.*	10,800	3,107,376
Hackett Group, Inc. (The)	16,400	264,696
International Business Machines Corp.	1,600	214,464
Leidos Holdings, Inc.	43,800	4,287,582
Perspecta, Inc.	102,200	2,702,168
TTEC Holdings, Inc.	5,600	221,872
Virtusa Corp.*	33,800	1,532,154
		13,604,243
Life Sciences Tools & Services 1.3%
Charles River Laboratories International, Inc.*	5,400	824,904
IQVIA Holdings, Inc.*	21,400	3,306,514
		4,131,418

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery 2.2%
Gates Industrial Corp. PLC*	70,000	$ 963,200
Oshkosh Corp.	53,000	5,016,450
SPX Corp.*	11,700	595,296
Wabash National Corp.	34,900	512,681
		7,087,627
Media 1.9%
Discovery, Inc. (Class C Stock)*	164,900	5,027,801
ViacomCBS, Inc. (Class B Stock)	24,148	1,013,492
		6,041,293
Metals & Mining 0.0%
Steel Dynamics, Inc.	600	20,424
Mortgage Real Estate Investment Trusts (REITs) 0.5%
Colony Credit Real Estate, Inc.	89,700	1,180,452
Western Asset Mortgage Capital Corp.	45,300	467,949
		1,648,401
Multiline Retail 0.3%
Big Lots, Inc.	28,800	827,136
Multi-Utilities 0.6%
MDU Resources Group, Inc.	70,800	2,103,468
Oil, Gas & Consumable Fuels 1.0%
Ardmore Shipping Corp. (Ireland)*	19,100	172,855
Nordic American Tankers Ltd.	51,000	250,920
Valero Energy Corp.	2,500	234,125
World Fuel Services Corp.	59,400	2,579,148
		3,237,048
Personal Products 0.8%
Coty, Inc. (Class A Stock)	237,300	2,669,625
Pharmaceuticals 1.9%
Bristol-Myers Squibb Co.	67,500	4,332,825
Horizon Therapeutics PLC*	54,400	1,969,280
		6,302,105

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services 0.5%
Barrett Business Services, Inc.	7,800	$ 705,588
Kforce, Inc.	24,500	972,650
		1,678,238
Real Estate Management & Development 0.4%
Newmark Group, Inc. (Class A Stock)	102,500	1,379,138
Semiconductors & Semiconductor Equipment 4.0%
Amkor Technology, Inc.*	127,800	1,661,400
Applied Materials, Inc.	63,700	3,888,248
Intel Corp.	74,600	4,464,810
NeoPhotonics Corp.*	31,500	277,830
QUALCOMM, Inc.	18,700	1,649,901
Ultra Clean Holdings, Inc.*	45,400	1,065,538
		13,007,727
Software 12.0%
CDK Global, Inc.	12,200	667,096
Cerence, Inc.*	287	6,495
Fortinet, Inc.*	8,700	928,812
Intuit, Inc.	18,600	4,871,898
LogMeIn, Inc.	57,400	4,921,476
Microsoft Corp.(u)	74,200	11,701,340
Oracle Corp.	99,600	5,276,808
Progress Software Corp.	45,000	1,869,750
SS&C Technologies Holdings, Inc.	68,300	4,193,620
Synopsys, Inc.*	25,200	3,507,840
TiVo Corp.	118,600	1,005,728
		38,950,863
Specialty Retail 0.6%
Conn’s, Inc.*	600	7,434
Sonic Automotive, Inc. (Class A Stock)	59,900	1,856,900
		1,864,334
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.(u)	40,200	11,804,730
Dell Technologies, Inc. (Class C Stock)*	45,700	2,348,523

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Diebold Nixdorf, Inc.*	21,600	$ 228,096
Xerox Holdings Corp.	4,700	173,289
		14,554,638
Thrifts & Mortgage Finance 0.1%
Flagstar Bancorp, Inc.	10,600	405,450
Tobacco 0.8%
Altria Group, Inc.	52,200	2,605,302
Trading Companies & Distributors 2.2%
BMC Stock Holdings, Inc.*	99,200	2,846,048
GMS, Inc.*	109,900	2,976,092
Herc Holdings, Inc.*	27,500	1,345,850
		7,167,990
Water Utilities 0.2%
SJW Group	7,000	497,420

Total Long-Term Investments (cost $280,309,197)		323,553,314

Short-Term Investments 0.8%
Affiliated Mutual Fund 0.7%
PGIM Core Ultra Short Bond Fund (cost $2,201,461)(w)	2,201,461	2,201,461

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $398,681)	1.528%	03/19/20	400	398,733

Total Short-Term Investments (cost $2,600,142)					2,600,194
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $282,909,339)					326,153,508

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Securities Sold Short (51.1)%
Common Stocks
Aerospace & Defense (2.1)%
AeroVironment, Inc.*	13,400	$ (827,316)
Boeing Co. (The)	5,500	(1,791,680)
Kratos Defense & Security Solutions, Inc.*	58,000	(1,044,580)
L3Harris Technologies, Inc.	15,300	(3,027,411)
		(6,690,987)
Auto Components (0.6)%
Dorman Products, Inc.*	22,400	(1,696,128)
Motorcar Parts of America, Inc.*	16,400	(361,292)
		(2,057,420)
Banks (2.1)%
Commerce Bancshares, Inc.	44,100	(2,996,154)
Cullen/Frost Bankers, Inc.	39,300	(3,842,754)
		(6,838,908)
Biotechnology (3.5)%
Agios Pharmaceuticals, Inc.*	4,900	(233,975)
Alector, Inc.*	31,400	(541,022)
Allakos, Inc.*	300	(28,608)
Atara Biotherapeutics, Inc.*	31,200	(513,864)
BioCryst Pharmaceuticals, Inc.*	58,400	(201,480)
Constellation Pharmaceuticals, Inc.*	19,800	(932,778)
Epizyme, Inc.*	37,400	(920,040)
Fate Therapeutics, Inc.*	34,800	(681,036)
Heron Therapeutics, Inc.*	400	(9,400)
Insmed, Inc.*	40,900	(976,692)
Momenta Pharmaceuticals, Inc.*	45,900	(905,607)
Myriad Genetics, Inc.*	17,400	(473,802)
Sarepta Therapeutics, Inc.*	35,900	(4,632,536)
Stemline Therapeutics, Inc.*	26,300	(279,569)
		(11,330,409)
Building Products (1.4)%
AAON, Inc.	11,400	(563,275)
Lennox International, Inc.	16,500	(4,025,505)
		(4,588,780)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (0.2)%
Hamilton Lane, Inc. (Class A Stock)	9,000	$ (536,400)
Chemicals (2.5)%
GCP Applied Technologies, Inc.*	7,500	(170,325)
International Flavors & Fragrances, Inc.	34,500	(4,451,190)
Quaker Chemical Corp.	9,000	(1,480,680)
Sensient Technologies Corp.	31,700	(2,095,053)
		(8,197,248)
Commercial Services & Supplies (1.0)%
Stericycle, Inc.*	50,700	(3,235,167)
Communications Equipment (1.5)%
Lumentum Holdings, Inc.*	55,100	(4,369,430)
Plantronics, Inc.	21,700	(593,278)
		(4,962,708)
Construction & Engineering (0.0)%
Argan, Inc.	1,800	(72,252)
Diversified Consumer Services (0.2)%
OneSpaWorld Holdings Ltd. (Bahamas)*	33,500	(564,140)
Electric Utilities (1.0)%
Alliant Energy Corp.	58,400	(3,195,648)
Electronic Equipment, Instruments & Components (2.6)%
Cognex Corp.	5,900	(330,636)
FARO Technologies, Inc.*	10,600	(533,710)
FLIR Systems, Inc.	66,600	(3,467,862)
II-VI, Inc.*	41,100	(1,383,837)
Littelfuse, Inc.	7,600	(1,453,880)
Napco Security Technologies, Inc.*	10,400	(305,656)
nLight, Inc.*	27,600	(559,728)
Novanta, Inc.*	4,300	(380,292)
		(8,415,601)
Entertainment (1.5)%
Roku, Inc.*	30,800	(4,124,120)
World Wrestling Entertainment, Inc. (Class A Stock)	9,900	(642,213)
		(4,766,333)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (1.4)%
Americold Realty Trust	126,000	$ (4,417,560)
Food & Staples Retailing (0.2)%
Chefs’ Warehouse, Inc. (The)*	16,500	(628,815)
Food Products (0.7)%
Cal-Maine Foods, Inc.	23,100	(987,525)
Freshpet, Inc.*	19,600	(1,158,164)
		(2,145,689)
Health Care Equipment & Supplies (2.6)%
Axonics Modulation Technologies, Inc.*	15,700	(435,047)
BioLife Solutions, Inc.*	11,000	(177,980)
iRhythm Technologies, Inc.*	21,600	(1,470,744)
Nevro Corp.*	5,000	(587,700)
OrthoPediatrics Corp.*	10,500	(493,395)
Penumbra, Inc.*	20,000	(3,285,400)
Sientra, Inc.*	30,700	(274,458)
Tandem Diabetes Care, Inc.*	23,300	(1,388,913)
ViewRay, Inc.*	60,500	(255,310)
		(8,368,947)
Health Care Providers & Services (1.8)%
Addus HomeCare Corp.*	8,300	(806,926)
BioTelemetry, Inc.*	12,100	(560,230)
Guardant Health, Inc.*	51,400	(4,016,396)
Joint Corp. (The)*	6,400	(103,296)
PetIQ, Inc.*	19,400	(485,970)
		(5,972,818)
Health Care Technology (0.8)%
Inspire Medical Systems, Inc.*	19,300	(1,432,253)
Tabula Rasa HealthCare, Inc.*	16,100	(783,748)
Vocera Communications, Inc.*	25,800	(535,608)
		(2,751,609)
Hotels, Restaurants & Leisure (0.3)%
Noodles & Co.*	25,100	(139,054)
Shake Shack, Inc. (Class A Stock)*	16,100	(959,077)
		(1,098,131)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables (0.0)%
Lovesac Co. (The)*	8,200	$ (131,610)
Independent Power & Renewable Electricity Producers (0.5)%
Pattern Energy Group, Inc. (Class A Stock)	49,500	(1,324,372)
TerraForm Power, Inc. (Class A Stock)	16,500	(253,935)
		(1,578,307)
Insurance (1.8)%
Arthur J Gallagher & Co.	44,900	(4,275,827)
eHealth, Inc.*	15,800	(1,518,064)
		(5,793,891)
Interactive Media & Services (0.6)%
Cargurus, Inc.*	50,900	(1,790,662)
Internet & Direct Marketing Retail (0.7)%
Grubhub, Inc.*	49,200	(2,393,088)
IT Services (3.5)%
MongoDB, Inc.*	21,100	(2,776,971)
Okta, Inc.*	37,200	(4,291,764)
Square, Inc. (Class A Stock)*	66,400	(4,153,984)
		(11,222,719)
Leisure Products (0.1)%
Clarus Corp.	13,700	(185,772)
Life Sciences Tools & Services (0.4)%
Codexis, Inc.*	41,500	(663,585)
NanoString Technologies, Inc.*	19,300	(536,926)
		(1,200,511)
Machinery (1.9)%
Actuant Corp. (Class A Stock)	29,100	(757,473)
Deere & Co.	600	(103,956)
Helios Technologies, Inc.	11,800	(545,514)
Lindsay Corp.	8,100	(777,519)
RBC Bearings, Inc.*	1,000	(158,340)
Toro Co. (The)	8,500	(677,195)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Westinghouse Air Brake Technologies Corp.	500	$ (38,900)
Xylem, Inc.	41,400	(3,261,906)
		(6,320,803)
Marine (0.1)%
Kirby Corp.*	4,300	(384,979)
Media (0.9)%
Cardlytics, Inc.*	13,300	(836,038)
New York Times Co. (The) (Class A Stock)	69,900	(2,248,683)
		(3,084,721)
Metals & Mining (1.0)%
Newmont Goldcorp Corp.	71,700	(3,115,365)
Multi-Utilities (0.2)%
WEC Energy Group, Inc.	6,600	(608,718)
Oil, Gas & Consumable Fuels (1.0)%
Cimarex Energy Co.	59,600	(3,128,404)
Pharmaceuticals (0.9)%
Aerie Pharmaceuticals, Inc.*	22,200	(536,574)
Dermira, Inc.*	39,800	(603,368)
Nektar Therapeutics*	83,100	(1,793,713)
WaVe Life Sciences Ltd.*	8,300	(66,525)
		(3,000,180)
Professional Services (0.3)%
Upwork, Inc.*	61,200	(653,004)
Willdan Group, Inc.*	5,600	(177,968)
		(830,972)
Semiconductors & Semiconductor Equipment (0.1)%
Advanced Micro Devices, Inc.*	4,000	(183,440)
Impinj, Inc.*	10,400	(268,944)
		(452,384)
Software (6.5)%
Alteryx, Inc. (Class A Stock)*	27,200	(2,721,904)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Appfolio, Inc. (Class A Stock)*	8,400	$ (923,580)
Coupa Software, Inc.*	32,500	(4,753,125)
Everbridge, Inc.*	14,800	(1,155,584)
Guidewire Software, Inc.*	14,100	(1,547,757)
Instructure, Inc.*	19,700	(949,737)
LivePerson, Inc.*	17,200	(636,400)
Q2 Holdings, Inc.*	35,600	(2,886,448)
SailPoint Technologies Holding, Inc.*	35,600	(840,160)
Smartsheet, Inc. (Class A Stock)*	46,300	(2,079,796)
Trade Desk, Inc. (The) (Class A Stock)*	5,800	(1,506,724)
Varonis Systems, Inc.*	14,700	(1,142,337)
		(21,143,552)
Specialty Retail (0.8)%
Advance Auto Parts, Inc.	500	(80,080)
Five Below, Inc.*	20,700	(2,646,702)
		(2,726,782)
Technology Hardware, Storage & Peripherals (0.9)%
Immersion Corp.*	17,900	(132,997)
Pure Storage, Inc. (Class A Stock)*	154,300	(2,640,073)
		(2,773,070)
Thrifts & Mortgage Finance (0.0)%
LendingTree, Inc.*	500	(151,720)
Trading Companies & Distributors (0.8)%
SiteOne Landscape Supply, Inc.*	28,000	(2,538,200)
Wireless Telecommunication Services (0.1)%
Boingo Wireless, Inc.*	21,200	(232,140)

Total Securities Sold Short (proceeds received $156,731,713)		(165,624,120)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 49.5% (cost $126,177,626)		160,529,388
Other assets in excess of liabilities(z) 50.5%		163,602,423

Net Assets 100.0%		$ 324,131,811

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
S&P—Standard & Poor’s
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at December 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
8	S&P 500 E-Mini Index	Mar. 2020	$1,292,440	$13,208
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).